Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares			12 Months Ended
	Jul. 13, 2017	Jun. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [Abstract]
Dividends declared and paid, per share	$ 0.90	$ 0.85	$ 0.90	$ 0.85	$ 1.10